Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total		$ 0		$ 0
Vacasa Holdings LLC
Cash and Cash Equivalents	$ 150,417	218,484		144,205
Restricted Cash	135,079	72,528		65,284
Total	$ 285,496	$ 291,012	$ 334,873	$ 209,489	$ 80,560